Consolidated statements of comprehensive income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Profit/(loss) for the year	€ (33,680)	€ 33,119	€ (30,845)	[1]
Items that will not be reclassified to profit or loss
Actuarial gains/(losses) on employees' leaving entitlement	(615)	573	(108)
Tax impact			(8)
Total	(615)	573	(116)
Items that are or may be reclassified subsequently to profit or loss
Exchange rate differences on translation of foreign operations	586	251	(7,778)
Tax impact
Total	586	251	(7,778)
Other comprehensive income/(loss) for the year, net of tax	(29)	824	(7,894)
Total comprehensive income/(loss) for the year	(33,709)	33,943	(38,739)
Total comprehensive income/(loss) attributable to:
Owners of the Company	(33,421)	34,089	(38,059)
Non-controlling interests	€ (288)	€ (146)	€ (680)

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5(c).